Document and Entity Information	Nov. 08, 2019
Cover [Abstract]
Entity Registrant Name	SUNPOWER CORP
Amendment Flag	false
Entity Central Index Key	0000867773
Document Type	8-K
Document Period End Date	Nov. 08, 2019
Entity File Number	001-34166
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-3008969
Entity Address, Address Line One	51 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	240-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SPWR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false